Taxes - Reconciliation of Accounting Profit (Details) - CAD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2022	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Taxes
Earnings before income taxes			$ 1,381,893	$ (1,877,399)
Canadian corporate tax rate (1)	8.00%	10.00%	24.61%	25.31%
Expected tax expense			$ 340,084	$ (475,170)
Petroleum resource rent tax rate (PRRT) differential (2)			27,281	(15,157)
Foreign tax rate differentials (2) (3)			43,301	(14,907)
Equity based compensation expense			6,794	2,445
Amended returns and changes to estimated tax pools and tax positions			(14,391)	(2,598)
Statutory rate changes and the estimated reversal rates on temporary differences (4)			5,862	33,770
Derecognition (recognition) of deferred tax assets			(190,423)	141,315
Other non-deductible items			14,689	(29,670)
Provision for income taxes			$ 233,197	$ (359,972)